Segments (Details) - Schedule of Segment of the Continuing Operations - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 154,541,077	$ 148,811,976	$ 164,392,555
Cost of goods	123,432,529	114,531,512	127,873,515
Gross profit	31,108,548	34,280,464	36,519,040
Selling expenses	27,385,587	29,177,163	30,876,959
General and administrative expenses	7,257,524	15,668,684	8,187,176
Impairment of long-lived assets			148,795
Stock based compensation		10,360,000
Loss from operations	(3,534,563)	(20,925,383)	(2,693,890)
Depreciation and amortization	790,449	718,002	1,256,491
Total capital expenditures	856,665	304,016	299,473
Retail drugstores [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	75,678,470	83,351,768	84,228,492
Cost of goods	53,056,339	56,551,607	57,290,850
Gross profit	22,622,131	26,800,161	26,937,642
Selling expenses	21,680,509	23,644,339	25,186,258
General and administrative expenses	5,195,153	13,803,165	6,766,022
Impairment of long-lived assets			148,795
Stock based compensation		10,360,000
Loss from operations	(4,253,531)	(21,007,343)	(5,163,433)
Depreciation and amortization	754,448	686,777	1,234,419
Total capital expenditures	855,497	303,312	296,562
Online Pharmacy [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	31,857,883	32,385,089	30,219,364
Cost of goods	28,249,883	28,506,228	26,621,314
Gross profit	3,608,000	3,878,861	3,598,050
Selling expenses	4,770,855	4,266,799	3,972,465
General and administrative expenses	466,151	439,667	285,062
Impairment of long-lived assets
Stock based compensation
Loss from operations	(1,629,006)	(827,605)	(659,477)
Depreciation and amortization
Total capital expenditures
Drug wholesale [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	47,004,724	33,075,119	49,944,699
Cost of goods	42,126,307	29,473,677	43,961,351
Gross profit	4,878,417	3,601,442	5,983,348
Selling expenses	934,223	1,266,025	1,718,236
General and administrative expenses	1,596,220	1,425,852	1,136,092
Impairment of long-lived assets
Stock based compensation
Loss from operations	2,347,974	909,565	3,129,020
Depreciation and amortization	36,001	31,225	22,072
Total capital expenditures	$ 1,168	$ 704	$ 2,911